Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Effective income tax rate	30.00%
Net operating loss carryforwards	$ 24,051,000
Acquisition offset future income	13,837
Tax benefit from continuing or discontinued operations
Unrecognized tax benefits, income tax penalties and interest accrued
Income taxes	$ 7,383	$ 70,768